Authorised and issued share capital - Options Granted, WPP Share Option Plan 2015 (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) shares ADRs	Dec. 31, 2018 GBP (£) shares ADRs	Dec. 31, 2017
Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	24,218,615	24,218,615	20,985,441
WPP Share Option Plan 2015 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option	18,691,100	18,691,100	14,602,950
WPP Share Option Plan 2015 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	1,286,670	1,286,670
WPP Share Option Plan 2015 [member] | Exercise price group 1 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	23,750	23,750
Exercise price per share | £		£ 8.372
Exercise dates	2021 - 2025
WPP Share Option Plan 2015 [member] | Exercise price group 1 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	439,205	439,205
Exercise price per ADR | $	$ 53.140
Exercise dates	2021 - 2028
WPP Share Option Plan 2015 [member] | Exercise price group 2 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	4,053,925	4,053,925
Exercise price per share | £		£ 8.372
Exercise dates	2021 - 2028
WPP Share Option Plan 2015 [member] | Exercise price group 2 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	340,225	340,225
Exercise price per ADR | $	$ 88.260
Exercise dates	2020 - 2027
WPP Share Option Plan 2015 [member] | Exercise price group 3 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	23,875	23,875
Exercise price per share | £		£ 13.085
Exercise dates	2020 - 2024
WPP Share Option Plan 2015 [member] | Exercise price group 3 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	282,115	282,115
Exercise price per ADR | $	$ 105.490
Exercise dates	2020 - 2026
WPP Share Option Plan 2015 [member] | Exercise price group 4 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	3,245,325	3,245,325
Exercise price per share | £		£ 13.085
Exercise dates	2020 - 2027
WPP Share Option Plan 2015 [member] | Exercise price group 4 [member] | American depository receipts [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option | ADRs	225,125	225,125
Exercise price per ADR | $	$ 115.940
Exercise dates	2018 - 2025
WPP Share Option Plan 2015 [member] | Exercise price group 5 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	66,125	66,125
Exercise price per share | £		£ 15.150
Exercise dates	2018 - 2022
WPP Share Option Plan 2015 [member] | Exercise price group 6 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	2,211,900	2,211,900
Exercise price per share | £		£ 15.150
Exercise dates	2018 - 2025
WPP Share Option Plan 2015 [member] | Exercise price group 7 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	5,750	5,750
Exercise price per share | £		£ 15.150
Exercise dates	2019 - 2025
WPP Share Option Plan 2015 [member] | Exercise price group 8 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	15,875	15,875
Exercise price per share | £		£ 17.055
Exercise dates	2019 - 2023
WPP Share Option Plan 2015 [member] | Exercise price group 9 [member] | Ordinary shares [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option | shares	2,611,225	2,611,225
Exercise price per share | £		£ 17.055
Exercise dates	2019 - 2026